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                  INVESCO DYNAMICS FUND - INVESTOR CLASS, CLASS
                A, B, C AND K INVESCO SMALL COMPANY GROWTH FUND -
                       INVESTOR CLASS, CLASS A, B, C AND K
                   INVESCO S&P 500 INDEX FUND - INVESTOR CLASS

                        Supplement dated October 1, 2004
                   to the Prospectus dated November 25, 2003,
              as supplemented December 4, 2003, December 15, 2003,
      December 16, 2003, January 16, 2004, March 31, 2004, April 28, 2004,
            May 17, 2004, May 18, 2004, July 1, 2004, July 16, 2004,
             July 16, 2004, September 8, 2004 and September 30, 2004


This supplement supersedes and replaces in their entirety the supplement dated September 30, 2004 and Supplement B dated July 16, 2004.

The Board of Trustees of AIM Stock Funds, on behalf of INVESCO Dynamics Fund, INVESCO Small Company Growth Fund and INVESCO S&P 500 Index Fund, has approved changing the funds' names to "AIM Dynamics Fund", "AIM Small Company Growth Fund" and "AIM S&P 500 Index Fund", respectively.

Effective July 16, 2004, with respect to INVESCO Dynamics Fund, and effective September 30, 2004, with respect to INVESCO Small Company Growth Fund, the sub-advisory agreement between A I M Advisors, Inc. and INVESCO Institutional (N.A.), Inc., the funds' sub-advisor, was terminated with respect to each fund. Accordingly, the following changes have been made:

Effective September 30, 2004, the following replaces in its entirety the information appearing in the first paragraph on page 2 of the prospectus:

        "A I M Advisors, Inc. ("AIM" or the "Advisor") is the investment advisor for each Fund, and INVESCO Institutional (N.A.), Inc. ("INVESCO Institutional") is the sub-advisor for INVESCO S&P 500 Index Fund. On November 25, 2003, the series portfolios of AIM Stock Funds, Inc., a Maryland corporation (the "Company"), were redomesticated as the series portfolios of AIM Stock Funds, a Delaware statutory trust. Prior to November 25, 2003, INVESCO Funds Group, Inc. ("INVESCO") served as the investment advisor for each series portfolio of the Company. INVESCO Institutional is an affiliate of AIM and INVESCO.

Effective September 30, 2004, the following replaces in its entirety the information appearing in the first three paragraphs on page 10 of the prospectus under the heading "FUND MANAGEMENT - INVESTMENT ADVISOR":

        "AIM is the investment advisor for each Fund, and INVESCO Institutional is the sub-advisor for INVESCO S&P 500 Index Fund. INVESCO Institutional is an affiliate of AIM and INVESCO. AIM is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

        The Advisor supervises all aspects of INVESCO Dynamics Fund's and INVESCO Small Company Growth Fund's operations and provides investment advisory services to each Fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the Fund. AIM has acted as an investment advisor since its organization in 1976. Today, AIM, together with its subsidiaries, advises or manages over 200 investment portfolios, encompassing a broad range of investment objectives.

        INVESCO Institutional (N.A.), Inc. - Structured Products Group is located at 1166 Avenue of the Americas, 27th Floor, New York City, NY 10036. As sub-advisor, INVESCO Institutional is responsible for the INVESCO S&P 500 Index Fund's day-to-day management, including the investment decisions and the execution of securities transactions with respect to the Fund."

        ADI is the Funds' distributor and is responsible for the sale of the Funds' shares.

        AIM, INVESCO, INVESCO Institutional and ADI are subsidiaries of AMVESCAP PLC."


Effective July 16, 2004, with respect to INVESCO Dynamics Fund, and effective September 30, 2004, with respect to INVESCO Small Company Growth Fund, the following replaces in its entirety the information with


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respect to INVESCO Dynamics Fund and INVESCO Small Company Growth Fund appearing on page 11 of the prospectus under the heading "PORTFOLIO MANAGERS":

    "The following individuals are primarily responsible for the day-to-day management of their respective Fund's portfolio holdings:

        FUND                                 PORTFOLIO MANAGER(s)

        Dynamics                             Paul J. Rasplicka
                                             Michael Chapman

        Small Company Growth                 Jay K. Rushin

        DYNAMICS FUND

        PAUL J. RASPLICKA (lead manager), is Senior Portfolio Manager and has been responsible for Dynamics Fund since 2004. He has been associated with the Advisor and/or its affiliates since 1994.

        MICHAEL CHAPMAN, is Portfolio Manager and has been responsible for Dynamics Fund since 2004. He has been associated with the Advisor and/or its affiliates since 2001. From 1999 to 2001, he was an equity analyst with Chase Manhattan Bank. During part of 1999, he was a securities analyst with Gulf Investment Management. From 1995 to 1999, he was a portfolio manager with US Global Investors, Inc.

        More information on the Fund's management team may be found on our website (http://www.aiminvestments.com/teams). The website is not a part of this prospectus."


        SMALL COMPANY GROWTH FUND

        JAY K. RUSHIN (lead manager), is Portfolio Manager and has been responsible for Small Company Growth Fund since 2004. He has been associated with the Advisor and/or its affiliates since 1998."

        Mr. Rushin is assisted by the Aggressive Growth Team. More information on the Fund's management team may be found on our website
        (http://www.aiminvestments.com/teams). The website is not a part of this prospectus."


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